UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2005

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          07/21/2005
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-________________            ___________________________
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  $6,343 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

__     28-_________________          _______________________________

     [Repeat as necessary.]

FORM 13F INFORMATION TABLE

REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                           TITLE OF                   VALUE    SHARES/  SH/   PUT/  INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS        CUSIP       (x$1000)  PRN AMT  PRN   CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
------------------------   --------    ---------     --------  -------  ---   ----  -------  ----------  ----    ------   ---------
AGILENT TECHNOLOGIES INC   COMMON      00846u101        1,996    86725  SH            SOLE                 0           0      86725
ABBOTT LABS                COMMON        2824100        4,630    94480  SH            SOLE                 0           0      94480
ALLMERICA FINL CORP        COMMON       19754100        1,910    51494  SH            SOLE                 0           0      51494
AMERICAN INTL GROUP INC    COMMON        2687410        1,648    28363  SH            SOLE                 0           0      28363
AMGEN                      COMMON       31162100          739    12224  SH            SOLE                 0           0      12224
ANDREW CORP                COMMON       34425108        1,740   136400  SH            SOLE                 0           0     136400
ASIA PACIFIC FUND          COMMON       44901106          365    23922  SH            SOLE                 0           0      23922
AVERY DENNISON CORP        COMMON       53611109        1,464    27650  SH            SOLE                 0           0      27650
BECTON DICKINSON & CO      COMMON       75887109        2,479    47250  SH            SOLE                 0           0      47250
BELLSOUTH CORP             COMMON       79860102        1,333    50157  SH            SOLE                 0           0      50157
BP PLC ADR                 ADR          55622104          349     5600  SH            SOLE                 0           0       5600
BROOKLINE BANCORP          COMMON      11373m107        1,967   120976  SH            SOLE                 0           0     120976
ANHEUSER BUSCH COS INC     COMMON       35229103        2,045    44700  SH            SOLE                 0           0      44700
CITIGROUP INC              COMMON       17296710          608    13145  SH            SOLE                 0           0      13145
COLGATE-PALMOLIVE CO       COMMON       19416210          319     6400  SH            SOLE                 0           0       6400
COMCAST CORP               COMMON       20030N20        4,452   148650  SH            SOLE                 0           0     148650
COSTCO WHOLESALE           COMMON      22160K105         1638    36625  SH            SOLE                 0           0      36625
CROSS TIMBERS RTY TR       TR UNIT     22757R109          285     7000  SH            SOLE                 0           0       7000
COMPUTER SCIENCES CORP     COMMON      205363104         2586    59175  SH            SOLE                 0           0      59175
CISCO SYS INC              COMMON       17275R10         4086   214148  SH            SOLE                 0           0     214148
CHEVRONTEXACO CORP         COMMON      166764100          336     6000  SH            SOLE                 0           0       6000
DIEBOLD INC                COMMON      253651103         4824   106940  SH            SOLE                 0           0     106940
DELL COMPUTER CORP         COMMON      247025109          219     5545  SH            SOLE                 0           0       5545
DANAHER CORP DEL           COMMON      235851102          402     7674  SH            SOLE                 0           0       7674
DOLLAR TREE STORES         COMMON      256747106         1189    49540  SH            SOLE                 0           0      49540
DOVER CORP                 COMMON      260003108         2467    67825  SH            SOLE                 0           0      67825
AMDOCS                     ORD         G02602103         4777   180750  SH            SOLE                 0           0     180750
DEVON ENERGY CORP NEW      COMMON      25179M103         4206    82996  SH            SOLE                 0           0      82996
ENGELHARD CORP             COMMON      292845104         3541   124025  SH            SOLE                 0           0     124025
E M C CORP MASS            COMMON      268648102         4578   333920  SH            SOLE                 0           0     333920
EQUITY OFFICE PRODS        COMMON      294741103          523    15803  SH            SOLE                 0           0      15803
FIRST FINL HLDGS INC       COMMON      320239106          299    10000  SH            SOLE                 0           0      10000
FLOUR CORP NEW             COMMON      343412102         4519    78475  SH            SOLE                 0           0      78475
GENERAL ELEC CO            COMMON      369604103         4751   137100  SH            SOLE                 0           0     137100
GENERAL GROWTH PPTYS INC   COMMON      370021107         4903   119330  SH            SOLE                 0           0     119330
HOME DEPOT INC             COMMON       43707610         4691   120580  SH            SOLE                 0           0     120580
HARTE-HANKS                COMMON      416196103          595    20000  SH            SOLE                 0           0      20000
HARTFORD FINL SVCS GRP     COMMON      416515104         1745    23330  SH            SOLE                 0           0      23330
HEWLETT PACKARD CO         COMMON      428236103         2175    92500  SH            SOLE                 0           0      92500
INTL BUSINESS MACHINES     COMMON      459200101         1941    26159  SH            SOLE                 0           0      26159
INTEL CORP                 COMMON      458140100          560    21535  SH            SOLE                 0           0      21535
INGERSOLL RAND CO          COMMON      G4776G101         2522    35350  SH            SOLE                 0           0      35350
JOHNSON & JOHNSON          CLASS A     478160104         2005    30850  SH            SOLE                 0           0      30850
J P MORGAN CHASE & CO      COMMON      46625H100         1246    35290  SH            SOLE                 0           0      35290
KING PHARMACEUTICALS       COMMON      495582108         1717   164750  SH            SOLE                 0           0     164750
KIMBERLY CLARK CORP        COMMON      494368103         3578    57170  SH            SOLE                 0           0      57170
KERR MCGEE CORP            COMMON      492386107          714     9357  SH            SOLE                 0           0       9357
KYOCERA CORP               COMMON        6499260          228     3000  SH            SOLE                 0           0       3000
KINDER MORGAN ENERGY       COMMON      494550106          213     4175  SH            SOLE                 0           0       4175
LEGGETT & PLATT INC        COMMON      524660107         3821   143770  SH            SOLE                 0           0     143770
LABORATORY CORP AMER HLD   COMMON      50540r409         5813   116498  SH            SOLE                 0           0     116498
LILLY ELI & CO             COMMON      532457108         1429    25643  SH            SOLE                 0           0      25643
MASCO CORP                 COMMON      574599106         3532   111200  SH            SOLE                 0           0     111200
MARSHALL ILSLEY            COMMON      571834100         2092    47075  SH            SOLE                 0           0      47075
3M CO                      COMMON      88579Y101         1970    27250  SH            SOLE                 0           0      27250
MOLEX INC CL A             NON VTG     608554200          399    16974  SH            SOLE                 0           0      16974
MERCK & CO INC             COMMON      589331107         1839    59700  SH            SOLE                 0           0      59700
MICROSOFT CORP             COMMON       59491810         2995   120555  SH            SOLE                 0           0     120555
MURPHY OIL CORP            COMMON      626717102         1264    24200  SH            SOLE                 0           0      24200
MEADWESTVACO CORP          COMMON      583334107         3887   138640  SH            SOLE                 0           0     138640
NOBLE ENERGY               COMMON      655044105         2039    26950  SH            SOLE                 0           0      26950
NABORS INDUSTRIES LTD      COMMON      G6359F103         2602    42925  SH            SOLE                 0           0      42925
NORTH FORK BANCORP         COMMON      659424105         1444    51412  SH            SOLE                 0           0      51412
OPTIMARK TECHNOLOGIES      SER B
                           CV PART P   683990204            2    15000  SH            SOLE                 0           0      15000
PEPSICO INC                COMMON      713448108          546    10129  SH            SOLE                 0           0      10129
PFIZER INC                 COMMON      717081103         2830   102599  SH            SOLE                 0           0     102599
PRINCIPAL FINL GROUP       COMMON      74251V102         3851    91900  SH            SOLE                 0           0      91900
PROCTOR & GAMBLE CO        COMMON      742718109          301     5700  SH            SOLE                 0           0       5700
PENTAIR INC                COMMON      709631105         2547    59500  SH            SOLE                 0           0      59500
PLATINUM UNDERWRITER       COMMON      G7127P100         1791    56300  SH            SOLE                 0           0      56300
PRAXAIR INC                COMMON      74005p104         4794   102870  SH            SOLE                 0           0     102870
PIONEER NATURAL RESOURCES  COMMON      723787107         2893    68750  SH            SOLE                 0           0      68750
ROYAL DUTCH PETE CO        NY REG
                           SHARES      780257804         1499    23100  SH            SOLE                 0           0      23100
M S EASTERN EUROPE FUND    COMMON      616988101          294    10500  SH            SOLE                 0           0      10500
SBC COMMUNICATIONS  INC    COMMON      78387G103         1948    82000  SH            SOLE                 0           0      82000
SCHERING PLOUGH            COMMON      806605101         1713    89900  SH            SOLE                 0           0      89900
SAUER-DANFOSS INC          COMMON      804137107         2881   162100  SH            SOLE                 0           0     162100
SILGAN HOLDINGS INC        COMMON      827048109         1838    32675  SH            SOLE                 0           0      32675
SONOCO PRODUCTS            COMMON      835495102         1681    63428  SH            SOLE                 0           0      63428
SOVEREIGN BANCORP          COMMON      845905108         3864   172960  SH            SOLE                 0           0     172960
ST PAUL COS INC            COMMON      792860108         1573    39800  SH            SOLE                 0           0      39800
STATE STREET CORP          COMMON      857477103          877    18175  SH            SOLE                 0           0      18175
SYSCO CORP                 COMMON      871829107         2644    73050  SH            SOLE                 0           0      73050
TDC A/S                    DEPOSITORY
                           RECEIPT     87236N102         1212    56600  SH            SOLE                 0           0      56600
TOYS 'R' US                COMMON      892335100         5057   190975  SH            SOLE                 0           0     190975
TIME WARNER                COMMON      887317105         1602    95900  SH            SOLE                 0           0      95900
TEXAS INSTRS INC           COMMON      882508104         4184   149040  SH            SOLE                 0           0     149040
UNITED PARCEL SERVICE IN   CL B        911312106         1781    25750  SH            SOLE                 0           0      25750
U S BANCORP DEL            COMMON      902973304         3036   103975  SH            SOLE                 0           0     103975
UNITED TECHNOLOGIES CORP   COMMONG     913017109         2259    44000  SH            SOLE                 0           0      44000
V F CORP                   COMMON      918204108         1396    24400  SH            SOLE                 0           0      24400
VIACOM INC                 CL B        925524308         2264    70700  SH            SOLE                 0           0      70700
WEATHERFORD INTL           COMMON      G95089101         1384    23870  SH            SOLE                 0           0      23870
WEINGARTEN RLTY INVS       SH BEN INT  948741103          431    11000  SH            SOLE                 0           0      11000
WATTS INDS INC             CL A        942749102         2358    70400  SH            SOLE                 0           0      70400
XL CAPITAL LTD             CL A        G98255105         3509    47157  SH            SOLE                 0           0      47157
EXXON MOBIL CORP           COMMON      30231G102          635    11041  SH            SOLE                 0           0      11041
   Report Totals                                    6,343,089                                                  6,343,089